Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 15.   Related Party Transactions

(a) Long-Term Investment to Qianxi

In November 2019, the Company entered into a share transfer agreement with Shenma to acquire its 1.72% ownership in Qianxi for consideration of $4.9 million, which was to be paid in six installments. Shenma was required to complete the share transfer registration prior to May 31, 2020, otherwise it will be required to return the consideration to the Company. The Company has paid $0.5 million as of June 30, 2022 and December 31, 2021, and recorded it on the “Other Non-Current Assets”. The Company has requested that Shenma return the consideration provided and currently has full allowance against this receivable.

(b) Transaction with Dr. Wu. and his affiliates

As of June 30, 2022 and December 31, 2021, the Company has receivables of $0.2 million, respectively, due from Dr. Wu, the former Chairman of the Company, and his affiliates and recorded in “Amounts due from related parties” in the condensed consolidated balance sheets.

As of June 30, 2022 and December 31, 2021, the Company has payables of d $0.7 million, respectively, due to Dr. Wu, the former Chairman of the Company, and his affiliates and recorded in “Amounts due to related parties” in the condensed consolidated balance sheets.

Service agreement with SSSIG

The Company entered a new consulting service agreement with SSSIG on April 20, 2021 for the period from April 1, 2021 through June 30, 2021 for $0.4 million. The service agreement includes employment transfer, financial transition, corporate documents handover, legal representative and board member change for the Company’s subsidiaries and affiliates. The Company recorded $0.4 million in the “Amount due to related parties.”

The Company entered a service agreement with SSSIG for the period from July 1, 2020 through June 30, 2021 for $1.4 million in exchange for consulting services from SSSIG, the services include but are not limited to human resources, finance and legal advice. The Company recorded the service charges of $0.4 million in “Professional fees” for the six months ended June 30, 2021. The agreement was terminated in May 2021 and both parties agree that the service agreement has been completely performed and no payment is outstanding, and the termination shall not be regarded as a breach by either party. As a result, the Company recorded unpaid $0.6 million in “Other income (expense, net)” in the condensed consolidated statement of operations for the year ended December 31, 2021.

(c) Amounts due from and due to Glory

As of June 30, 2022 and December 31, 2021, the Company has payables of $0.2 million, respectively, due to Glory as a result of the transactions incurred in 2020 and is recorded in “Amount due to related parties”.

(d) Stock purchase consideration payable due to FNL

On April 20, 2021, Ideanomics entered into a stock purchase agreement with FNL, pursuant to which Ideanomics made an investment into FNL. The unpaid consideration of $0.1 million is recorded in the “Amount due to related parties” in the condensed consolidated balance sheets as of June 30, 2022 and December 31, 2021. Refer to Note 7 for additional information.

(e) Energica Notes Receivable

In October 2021, the Company extended a revolving line of credit to Energica Motor Company in the amount of $4.5 million. The parent company of Energica Motor Company is Energica, of which the Company has 20% ownership. The revolving loan commitment termination date is December 31, 2022.

On January 7, 2022, the Company entered into a loan agreement with Energica. Pursuant to this loan agreement, the Company may advance up to €5.0 million ($5.7 million) in installments at an annual interest rate of Euribor plus 2.0%. The purpose of the loan is to provide working capital during the motorcycle manufacturing and purchasing season.

The Company has provided a loan of $0.7 million to Energica Motor Company as of December 31, 2021, and recorded in “notes receivable from related party”in the condensed consolidated balance sheets. On March 14 2022, the Company acquired Energica, the loan is eliminated on the consolidated financial statements as of March 31, 2022. The interest income recognized is $28,476 for the six months ended June 30, 2022. During the three months ended March 31 2021, the Company lent $1.4 million and $1.1 million to Energica Motor Company and Energica, respectively.

(f) Energica Acquisition

The Company loaned $1.8 million to Energica senior management to exercise their options during the three months ended March 31 2022. In April, the Company purchased 847,156 shares from option exercise in another $1.3 million. the $1.8 million was converted into the purchase price of the shares. The total $3.1 million is considered part of the acquisition price of Energica acquisition.

Refer to Note 7 for the details

(g) Energica Purchases

During the three months and six month ended June 30 2022, Energica has purchased $0.2 million and $0.3 million, respectively, of material and services from three entities owned by one of its senior management team. The balance as of June 2022 with these three entities are $1.3 million and recorded in “Amounts due to related parties” in the condensed consolidated Balance Sheets.

Note 17.   Related Party Transactions

(a) Convertible Notes

$3.0 million Convertible Note with Mr. McMahon

On May 10, 2012, Mr. McMahon, our Executive Chairman, made a loan to the Company in the amount of $3.0 million. In consideration for the loan, the Company issued the note at a 4.0% interest rate computed on the basis of a 365-day year. The Company entered several amendments with respect to the effective conversion price (changed from $1.75 to $1.50), convertible stocks (changed from Common Stock to Series E Preferred Stock then back to Common Stock). The last amendment was made on May 9, 2020, and extended the maturity date to December 31, 2022.

On June 5, 2020, the Audit Committee and the Board approved the reduction of conversion price to $0.59, contingent upon the immediate conversion of the note. On June 5, 2020, the note was converted into 5.1 million shares of common stock. The Company recorded $1.5 million expense due to conversion in “Expense due to conversion of notes” in the consolidated statement of operation for the year ended December 31, 2020. The Company paid the accumulated interest of $0.3 million in cash prior to the conversion.

For the years ended December 31, 2021, 2020 and 2019, the Company recorded interest expense of $0, $0.1 million and $0.1 million, respectively, related to the note.

$2.5 million Convertible Promissory Note with SSSIG

On February 8, 2019, the Company entered into a convertible promissory note agreement with SSSIG, an affiliate of Dr. Wu, the former Chairman of the Company, in the aggregate principal amount of $2.5 million. The convertible promissory note bore interest at a rate of

4.0%, was scheduled to mature on February 8, 2020, and was convertible into shares of the Company’s common stock at a conversion price of $1.83 per share anytime at the option of SSSIG.

The Company received $1.3 million from SSSIG, and did not receive the remaining $1.2 million. On June 5, 2020, the Audit Committee and the Board approved the reduction of the conversion price to $0.59, contingent upon the immediate conversion of the convertible promissory note. On June 5, 2020, the convertible promissory note, including accumulated interest, was converted into 2.2 million shares of common stock. The Company recorded $0.7 million expense due to conversion in “Expense due to conversion of notes” in the consolidated statement of operation for the year ended December 31, 2020.

For the years ended December 31, 2021, 2020 and 2019, the Company recorded interest expense of $0, $21,546 and $48,357, related to the convertible promissory note, respectively. The Company did not pay the interest in cash on this note.

$1.0 million Convertible Promissory Note with SSSIG

On November 25, 2019, the Company entered into a convertible promissory note agreement with SSSIG, an affiliate of Dr. Wu, the former Chairman of the Company, in the aggregate principal amount of $1.0 million. The convertible promissory note bore interest at a rate of 4.0%, was initially scheduled to mature on November 25, 2021, and was convertible into the shares of the Company’s common stock at a conversion price of $1.25 per share anytime at the option of SSSIG.

The Company received $0.3 million from SSSIG and did not receive the remaining $0.8 million. On June 5, 2020, the Audit Committee and the Board of Directors approved the reduction of conversion price to $0.59, contingent upon the immediate conversion of the convertible promissory note. On June 5, 2020, the convertible promissory note, including accumulated interest, was converted into 0.4 million shares of common stock. The Company recorded $0.1 million expense due to conversion “Expense due to conversion of notes” in the consolidated statement of operation for the year ended December 31, 2020.

For the years ended December 31, 2021, 2020 and 2019, the Company recorded interest expense of $0, $4,301 and $1,000, respectively. The Company did not pay the interest in cash on this note.

(b) Transactions with GTD

Disposal of Assets in exchange of GTB

In March 2019, the Company completed the sale of the following assets (with total carrying amount of $20.4 million) to GTD, a minority shareholder based in Singapore, in exchange for 1.3 million GTB. The Company considered the arrangement as a nonmonetary transaction and that fair values of GTB were not reasonably determinable due to the reasons described below. Therefore, the GTB received were recorded at the carrying amount of the assets exchanged and the Company did not recognize any gain or loss based on the provisions of ASC 845.

●	License content (net carrying amount $17.0 million.)
●	13% ownership interest in Topsgame (carrying amount of $3.2 million which was included in long-term investment as a non-marketable equity investment.)
●	Animation copy right (net carrying amount $0.2 million which was included in intangible assets.)

Digital asset management services

The Company recognized revenue for the master plan development services over the contract period based on the progress of the services provided towards completed satisfaction. Based on ASC 606, at contract inception, the Company considered the following factors to estimate the value of GTB (noncash consideration): 1) it only trades in one exchange, which had operated for less than one year; 2) its historical volatility was high; and 3) the Company’s intention at the time to hold the majority of GTB, as part of its digital asset management services; and 4) associated risks related to holding GTB. Therefore, the value of 7.1 million GTB using Level 2 measurement was $40.7 million with a 76.0% discount to the fixed contract price agreed upon by both parties when signing the contract. The Company considered similar assets exchanges in Singapore and considered the volatility of the quoted prices and determined a discount of 76.0% The estimated value of GTB was calculated using the Black-Scholes Merton valuation model using the following assumptions: expected terms 3.0 years; volatility 155%; dividend yield:

zero and risk-free interest rate of 2.25%. As of December 31, 2019, all performance obligations associated with the development of the master plan for GTD’s assets had been satisfied. Accordingly, the Company recognized revenue of $40.7 million in the year ended December 31, 2019.

Refer to Note 11 for information concerning the impairment loss of $61.1 million recorded related to GTB in the year ended December 31, 2019.

(c) Long-Term Investment to Qianxi

In November 2019, the Company entered into a share transfer agreement with Shenma to acquire its 1.72% ownership in Qianxi for consideration of $4.9 million, which was to be paid in six installments. Shenma was required to complete the share transfer registration prior to May 31, 2020, otherwise it would be required to return the consideration to the Company. The Company had paid $0.5 million as of December 31, 2021 and 2020, and recorded it on the “Other Non-Current Assets” since the share transfer registration was not yet completed. The Company is currently taking actions to resolve these matters. The Company has requested that Shenma return the consideration provided and currently has full allowance against this receivable.

(d) Borrowing from DBOT

During the three months ended June 30, 2019, the Company obtained several borrowings, $0.6 million in total, from DBOT, These borrowings bore no interest. The Company paid $0.3 million in July, 2019. DBOT became a subsidiary in July 2019.

(e) Acquisition of Fintalk Assets

In 2018, the Company entered into an agreement to purchase Fintalk Assets from Sun Seven Star International Limited, a Hong Kong company and an affiliate of Dr. Wu. FinTalk Assets include the rights, titles and interest in a secure mobile financial information, social, and messaging platform that has been designed for streamlining financial-based communication for professional and retail users. The initial purchase price for the Fintalk Assets was $7.0 million payable with $1.0 million in cash and shares of the Company’s common stock with a fair market value of $6.0 million. The Company paid $1.0 million in October 2018. The purchase price was later amended to $6.4 million, payable with $1.0 million in cash and shares of the Company’s common stock with a value of $5.4 million. The Company issued 2.9 million common shares in June 2019 and completed the transaction. In the three months ended December 31, 2019, management determined these assets had no future use and recorded an impairment loss of $5.7 million.

(f) Sale of Red Rock

Refer to Note 8 for additional information.

(g) Acquisition of Grapevine

Refer to Note 8 for additional information.

(h) Sale of Amer

Refer to Note 8 for additional information.

(i) Taxis commission revenue from Qianxi

During the three months ended June 30, 2019, the Company signed an agreement with iUnicorn (also known as Shenma Zhuanche) to form a strategic entity that would focus on green finance and integrated marketing services for new energy taxi vehicles as part of Ideanomics China. The Company agreed to contribute advisory and sales resources which include arranging ABS-based auto financing with its bank partners, and have 50.1% ownership interest in the investment and will have control of the board. iUnicorn, which own 49.9% of the of the joint venture, agreed to contribute its vehicles sales orders in Sichuan province. The entity will generate revenues from commissions on vehicle sales order and ABS fees related to the financing, which will vary accordingly to manufacturer and vehicle model.

During the three months ended September 30, 2019, the joint venture took over an order of 4,172 EV taxis from a third-party and helped facilitate the completion of the order. As part of the transaction, Qianxi agreed to pay a commission of $2.7 million to the joint venture for facilitating the completion of this order. There is no other remaining performance obligation relating to this commission. In addition, the commission revenue is considered revenue from a related party as the minority shareholder of the joint venture is an affiliate of our customer, Qianxi. The Company has provided the full allowance against this receivable.

(j) Fuzhou Note Receivable

In May 2020, Energy Sales provided a note receivable to Zhengtong in the amount of 3.0 million RMB ($0.4 million). The note receivable was not collateralized. Zhengtong agreed to repay 3.3 million RMB ($0.5 million) within three months of the disbursement date. The Company has recorded a reserve of $0.5 million against this note receivable as of December 31, 2020. In September 2021, Zhengtong, BSSGCD, an affiliate of Bruno Wu, the former Chairman of the Company, and the Company reached an assignment agreement pursuant to which BSSGCD accepted from Zhengtong all the rights and claims arising from this note receivable. The Company received the payment in full of 3.3 million RMB (approximately $0.5 million at such time,) from BSSGCD subsequently and recorded this recovery in “Selling, general and administrative expenses.”

(k) Zhu Note Receivable

In May 2020, a subsidiary of the Company, Energy Sales provided a note receivable to Mr. Zhu in the amount of 10.0 million RMB ($1.4 million). Mr. Zhu, through his wholly-owned entity Prime Capital Enterprise Pte. Ltd., provided collateral in the form of its 50.0% ownership of Founder Space. Founder Space is also 50.0% owned by a related party, Seven Stars Innovative Industries Group Limited, an affiliate of Dr. Wu, the former Chairman of the Company. Mr. Zhu agreed to repay 10.5 million RMB ($1.5 million) one month from the disbursement date. In September 2020, a third-party satisfied the note receivable and accrued interest in the amount of 10.5 million RMB ($1.5 million) on behalf of Mr. Zhu, and the Company terminated the note and collateral agreement.

(l) Research and development contract with a related party

The Company has entered a research and development contract with an entity with the total amount of $2.8 million for EV design and technology development. The Company paid $1.6 million for the year ended December 31, 2020 and recorded this amount in “Research and development expense.” No service is currently being provided under this contract. One of the shareholders of this entity held a senior position in several of Dr. Wu’s affiliated entities.

(m) Transaction with Dr. Wu and his affiliates

On June 5, 2020, the Audit Committee and the Board approved the conversion of some borrowings at a conversion price of $0.59 per common share, contingent upon the immediate conversion of these amounts. On June 5, 2020, the borrowings of $1.5 million, including the $0.4 million transferred from Beijing Financial Holding Limited, were converted into 2.6 million shares of common stock.

As of December 31, 2021 and 2020, the Company has receivables of $0.2 million and $0.2 million, respectively, due from Dr. Wu, the former Chairman of the Company, and his affiliates and recorded in “Amounts due from related parties” in the consolidated balance sheets.

As of December 31, 2021 and 2020, the Company has payables of $0.7 million and $0.6 million, respectively, due to Dr. Wu, the former Chairman of the Company, and his affiliates and recorded in “Amounts due to related parties” in the consolidated balance sheets.

Service agreement with SSSIG

The Company entered a service agreement with SSSIG for the period from July 1, 2020 through June 30, 2021 for $1.4 million in exchange for consulting services from SSSIG, the services include but are not limited to human resources, finance and legal advice. The Company recorded the service charges of $0.4 million and $0.7 million in “Professional fees” for the years ended December 31, 2021 and 2020, respectively. The agreement was terminated in May 2021 and both parties agree that the service agreement has been completely performed and no payment is outstanding, and the termination shall not be regarded as a breach by either party. As a result, the Company recorded the reversal of the unpaid $0.6 million in “Other income (expense), net” in the consolidated statement of operations for the year ended December 31, 2021.

The Company entered a new consulting service agreement with SSSIG on April, 20, 2021 for the period from April 1, 2021 through June 30, 2021 for $0.4 million. The service agreement includes employment transfer, financial transition, corporate documents handover, legal representative and board member change for the Company’s subsidiaries and affiliates. The Company recorded $0.4 million in the “Amount due to related parties” in the consolidated balance sheets as of December 31, 2021.

(n) Borrowing from Beijing Financial Holdings Limited

In the three months ended June 30 2020, the borrowing of $0.4 million from Beijing Financial Holding Limited was transferred to Dr. Wu, the former Chairman of the Company, and was subsequently converted to shares at a conversion price of $0.59 per common share on June 5, 2020. Effective January 1, 2020, Beijing Financials Holding limited is considered a related party because MHTL, was, at a point in time, intended to act as a trustee over 10,000 common shares of Ideanomics China to affect a share-based compensation plan and has the same owner of Beijing Financial Holdings Limited.

(o) Amounts due from and due to Glory

Glory has made partial payment of $0.5 million on behalf of the Company to acquire the land use rights and the Company has made payments on behalf of Glory for some of its operational expenses during the year ended December 31, 2021 and December 31, 2020. The net balance of $0.2 million and $0.3 million due to Glory as result of these payments is recorded in “Amount due to related parties” in the consolidated balance sheets as of December 31, 2021 and December 31, 2020, respectively.

(p) Receivable due from Ocasia

In the year ended December 31, 2021, SSE, one of Ideanomics’ subsidiaries, remitted $0.2 million to Ocasia for the purpose of a business cooperation project. Ocasia returned $0.2 million subsequently because the project was put on hold.

(q) Receivable due from Mr. McMahon

In the year ended December 31, 2021, the Company paid $0.1 million on behalf of Mr. McMahon and subsequently reduced his compensation payment by the same amount.

(r) Stock purchase consideration payable due to FNL

On April 20, 2021, Ideanomics entered into a stock purchase agreement with FNL, pursuant to which Ideanomics made an investment into FNL. The unpaid consideration of $0.1 million is recorded in the “Amount due to related parties” in the consolidated balance sheets as of December 31, 2021. Refer to Note 8 for additional information.

(s) Energica Note Receivable

In October 2021, the Company extended a revolving line of credit to Energica Motor Company in the amount of $4.5 million. The parent company of Energica Motor Company is Energica, of which the Company has 20% ownership. The revolving loan commitment termination date is December 31, 2022. The revolving loan due date is 210 days from the date an individual revolving loan is made. Interest rate is the prime rate, as defined. All accrued and unpaid interest on each revolving loan shall be payable commencing on the nineteenth day after the making of such revolving loan, and then again thirty days thereafter until the principal balance of such revolving loan is repaid in full. Overdue principal shall bear interest at the Interest Rate plus four percentage points. Each revolving loan is solely for the purpose of purchasing financed vehicles in order to resell such financed vehicles to an approved dealer, or delivered to an approved dealer for later sale to a customer of such approved dealer. The loan is secured by a series of assets, including financed vehicles, all accounts receivable, all goods and inventory.

The Company has provided a loan of $0.7 million to Energica Motor Company as of December 31, 2021, and recorded in “Notes receivable from related party” in the consolidated balance sheets at cost, The interest income recognized is $6,476 for the year ended December 31, 2021 and is recorded as earned based on the outstanding balance for the time period at the rate per the agreement.